Employee benefits and private pension plan	12 Months Ended
Dec. 31, 2024
Employee benefits and private pension plan
Employee benefits and private pension plan
17. Employee benefits and private pension plan

Accounting policy

The Company and its subsidiaries offer their employees a private pension plan of the defined contribution type and other benefits related to seniority bonus, payment of Government Severance Indemnity Fund for Employees (“FGTS”), health and dental care, and life insurance plans for eligible retirees. Annual actuarial studies, with the exception of the private pension plan, are prepared by an independent professional and reviewed by Management. The respective impacts are recognized in accordance with the projected unit credit method. The actuarial gains and losses are recognized in equity under “Accumulated other comprehensive income”.

a. ULTRAPREV - Associação de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. The Company and its subsidiaries do not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee.

In 2024, the Company’s subsidiaries contributed R$ 22,482 to Ultraprev (R$ 22,482 in 2023 and R$ 16,368 in 2022).

The balance of R$ 4,454 as of December 31, 2024 (R$ 18,271 as of December 31, 2023) regarding the reversal fund will be used to deduct normal sponsor contributions in a period of up to 18 months depending on the sponsor. The number of months is estimated according to the current amount being deducted from contributions of each sponsor.

The total number of participating employees as of December 31, 2024 is 3,801 active participants and 297 retired participants (4,053 active participants and 298 retired participants as of December 31, 2023). In addition, Ultraprev had 21 former employees or beneficiaries receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment benefits

Some subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of FGTS, and health, dental care, and life insurance plans for eligible retirees.

The amounts related to such benefits are based on a valuation conducted by an independent actuary and reviewed by Management as of December 31, 2024.

	12/31/2024	12/31/2023
Health and dental care plan (1)	177,958	211,279
Indemnification of FGTS	32,420	38,456
Seniority bonus	1,795	2,026
Life insurance (2)	10,703	13,062
Total	222,876	264,823
Current	24,098	23,612
Non-current	198,778	241,211

(1) Applicable to Ipiranga, Tropical (merged by Ipiranga) and Iconic.

(2) Applicable to Ipiranga, Tropical (merged by Ipiranga), Ultragaz and Ultrapar.

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2024	12/31/2023	12/31/2022
Opening balance	264,823	215,556	215,719
Expense for the year	27,077	17,521	20,944
Update/change of benefit	(10,094)	-	494
Actuarial (gains) losses from changes in actuarial assumptions	(41,727)	52,099	(2,589)
Benefits paid directly by the Company and its subsidiaries	(17,203)	(20,353)	(19,012)
Closing balance	222,876	264,823	215,556

The total expense for each year is presented below:

	12/31/2024	12/31/2023	12/31/2022
Health and dental care plan	20,420	11,182	14,660
Indemnification of FGTS	5,290	4,909	4,766
Seniority bonus	254	286	563
Life insurance	1,113	1,144	955
Total	27,077	17,521	20,944

The main actuarial assumptions used are:

Economic factors	12/31/2024	12/31/2023
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value – Indemnification of FGTS	11.97	9.41
Discount rate for the actuarial obligation at present value – Bonus	11.82	9.41
Average discount rate for the actuarial obligation at present value – Medical services	11.07	9.53
Discount rate for the actuarial obligation at present value – Life insurance	11.82	9.41
Average projected salary growth rate – FGTS indemnity	6.80	6.83
Average projected bonus growth rate	7.33	7.33
Inflation rate (long term)	3.5	3.5
Medical services growth rate	7.64	7.64

Demographic factors

Mortality Table for the life insurance benefit - CSO-80

Mortality Table for other benefits – AT 2000 Basic decreased by 10%

Disability Mortality Table - RRB 1983 and RRB-1944

Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, salary growth and medical costs increases. The sensitivity analyses as of December 31, 2024, as shown below, were determined based on possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	19,736	decrease by 1.0 p.p.	23,953
Salary growth rate	decrease by 1.0 p.p.	284	increase by 1.0 p.p.	304
Medical services growth rate	decrease by 1.0 p.p.	18,385	increase by 1.0 p.p.	22,185

The sensitivity analyses presented may not represent the real change in the post-employment benefit obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as a reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.